UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   "Washington, DC 20549"

                           FORM 13F
                     FORM 13F COVER PAGE

        Report for the Quarter Ended: December 31, 2000

Check here if Amendment:  [x] Amendment Number [1]
This Amendment            [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Advisory Research, Inc.
Address:  180 North Stetson, Suite 5500
          Chicago, IL  60601

13F File Number:  028-05637

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the Reporting Manager:

Name:  Brien O'Brien
Title: President
Phone: 312-565-1414

Signature, Place and Date of Signing:
/s/ Brien O'Brien, President                  July 20,2007
-------------------------------            -----------------------
   Signature / Title                                 Date

Note: This amendment reflects an administrative change to incorporate the cover page with the filing. This amendment does not contain changes to the numerical data below.

Report Type:

[ X] 13F HOLDINGS REPORT. Securities with an aggregate market value of $200,000 and above are reported in this report.

[  ]  13F NOTICE

[  ]  13F COMBINATION REPORT



                             FORM 13F SUMMARY PAGE
                             ADVISORY RESEARCH INC.

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      30796889
Form 13F Information Table Total Value (K):  522536 (K)

List of Other Managers:
NONE

  UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    "Washington, DC 20549"
                            FORM 13F
                    FORM 13F HOLDINGS REPORT
       Report for the Quarter Ended: December 31, 2000


              "ADVISORY RESEARCH, INC. FORM 13F INFOMRATION TABLE"

NAME OF ISSUER   TITLE    CUSIP       VALUE   SH/P    INV     VOTE
                OF CLASS               (K)    AMT     DSC     AUTH
A C MOORE        COMMON	  00086T103   1064    130000  SOLE    SOLE
AAR CORP         COMMON   000361105   2454    194400  SOLE    SOLE
ALASKA AIR GRP   COMMON   011659109   9793    329172  SOLE    SOLE
ALLIANCE BANC    COMMON	  01852J105   2274    98874   SOLE    SOLE
AMERICAN EXPRESS COMMON   025816109   348     6335    SOLE    SOLE
AMRICN HOME PROD COMMON   026609107   285     4481    SOLE    SOLE
AMERICAN INTL    COMMON   026874107   3800    38558   SOLE    SOLE
APACHE CORP      COMMON	  037411105   511     7288    SOLE    SOLE
APRTMNT INV MNGT CL A     03748R101   3220    64483   SOLE    SOLE
A T & T          COMMON   001957109   1291    74838   SOLE    SOLE
AUTO DATA PROC   COMMON   053015103   422     6659    SOLE    SOLE
AVNET INC        COMMON   053807103   3021    140500  SOLE    SOLE
BANK OF AMERICA  COMMON	  060505104   639     13929   SOLE    SOLE
BAXTER INTL INC  COMMON   071813109   461     5222    SOLE    SOLE
BCE INC          COMMON   05534B109   6463    223341  SOLE    SOLE
BERKSHIRE HATH   COMMON   084670108   355     5       SOLE    SOLE
BERKSHIRE HATH   CL B     008467020   468     199     SOLE    SOLE
BHC COMMUNICTNS  CL A     055448104   811     6276    SOLE    SOLE
BINDLEY WESTERN  COMMON	  090324104   13470   324080  SOLE    SOLE
BLAIR CORP       COMMON	  092828102   8083    434008  SOLE    SOLE
BOCA RESORTS     CL A     09688T106   8112    564354  SOLE    SOLE
BOISE CASCADE    COMMON	  097383103   11902   353973  SOLE    SOLE
BP AMOCO P L C   DEP RPT  055622104   517     10804   SOLE    SOLE
BRISTOL MYRS SQB COMMON   110122108   330     4464    SOLE    SOLE
BROOKLINE BANC   COMMON	  113739106   7051    613140  SOLE    SOLE
BURLINGTON COAT  COMMON   121579106   4740    250300  SOLE    SOLE
CAPITAL TRUST    COMMON	  14052H100   5143    1041500 SOLE    SOLE
CAPITOL FED FNCL COMMON   14057C106   1507    90000   SOLE    SOLE
CARDINAL HEALTH  COMMON   141494108   424     4255    SOLE    SOLE
CATALINA MKTING  COMMON   148867104   247     6334    SOLE    SOLE
CATERPILLAR INC  COMMON   149123101   411     8686    SOLE    SOLE
CENTURY ALUM CO  COMMON   156431108   688     60500   SOLE    SOLE
CHARMING SHOPPES COMMON	  161133103   16187   2697872 SOLE    SOLE
CISCO SYS INC    COMMON	  17275R102   216     5652    SOLE    SOLE
CIT GROUP        COMMON   125577106   20379   1012615 SOLE    SOLE
CITIGROUP INC    COMMON	  172967101   1796    35176   SOLE    SOLE
CITIZENS COMMUN  CL B     177342201   24287   1850447 SOLE    SOLE
COLGATE PALMOLV  COMMON   194162103   349     5406    SOLE    SOLE
COMMONWEALTH TEL COMMON   203349105   2068    59100   SOLE    SOLE
COMMUNITY SVGS   COMMON	  204037105   3162    246820  SOLE    SOLE
DAISYTEK INTL    COMMON   234053106   9767    1420680 SOLE    SOLE
DELUXE CORP      COMMON   248019101   6381    252533  SOLE    SOLE
DOBSON COMMUN    COMMON   256069105   1244    85050   SOLE    SOLE
DUKE ENERGY      COMMON	  264399106   390     4573    SOLE    SOLE
EMERSON ELEC     COMMON	  291011104   475     6027    SOLE    SOLE
EQUITY RES PTYS  CONV E   29476L883   3082    98050   SOLE    SOLE
EQUITY RES PTYS  SH BEN   29476L107   788     14250   SOLE    SOLE
EVERGREEN RES    COMMON	  299900308   42563   1101965 SOLE    SOLE
EXXON MOBIL      COMMON	  30231G102   527     6060    SOLE    SOLE
FARM FAMILY HLDG COMMON   307901108   5770    134967  SOLE    SOLE
FED AGRIC MTG    CL C     313148306   2489    106500  SOLE    SOLE
FED HOME LN MTG  COMMON   313400301   228     3312    SOLE    SOLE
FED NATL MTG     COMMON	  313586109   324     3739    SOLE    SOLE
FINISH LINE INC  CL A     317923100   7282    1232952 SOLE    SOLE
FIRSTFED FINCL   COMMON   337907109   3580    110800  SOLE    SOLE
FPL GROUP INC    COMMON	  302571104   337     4692    SOLE    SOLE
GANNETT INC      COMMON   364730101   363     5750    SOLE    SOLE
GAP INC          COMMON   364760108   246     9658    SOLE    SOLE
GENERAL ELEC     COMMON	  369604103   2139    44630   SOLE    SOLE
GENERAL MLS      COMMON	  370334104   301     6755    SOLE    SOLE
GREKA ENERGY     COMMON   397637109   2072    153470  SOLE    SOLE
GUIDANT CORP     COMMON   401698105   390     7231    SOLE    SOLE
HASBRO INC       COMMON   418056107   1511    142260  SOLE    SOLE
HEWLETT PACKARD  COMMON	  428236103   464     14694   SOLE    SOLE
HOUSEHOLD INTL   COMMON   441815107   393     7140    SOLE    SOLE
ILLINOIS TOOLWKS COMMON   452308109   284     4769    SOLE    SOLE
INTEL CORP       COMMON   458140100   311     10358   SOLE    SOLE
IBM              COMMON	  459200101   401     4721    SOLE    SOLE
JAKKS PAC INC    COMMON   47012E106   5348    586110  SOLE    SOLE
JEFFERIES GROUP  COMMON	  472319102   19787   633170  SOLE    SOLE
JOHNSON&JOHNSON  COMMON   478160104   579     5514    SOLE    SOLE
KEY PRODTN INC   COMMON   493138101   7865    234349  SOLE    SOLE
KOHLS CORP       COMMON   500255104   960     15742   SOLE    SOLE
LEUCADIA NATL    COMMON   527288104   4851    136900  SOLE    SOLE
LILLY ELI & CO   COMMON   532457108   265     2852    SOLE    SOLE
MAF BANCORP      COMMON	  55261R108   12831   451204  SOLE    SOLE
MARQUETTE BANK   COMMON   571998103   325     500     SOLE    SOLE
MARSH & MCLENNAN COMMON	  571748102   213     1819    SOLE    SOLE
MARSHALL&ILSLEY  COMMON	  571834100   1090    21438   SOLE    SOLE
MCDONALDS        COMMON   580135101   238     6988    SOLE    SOLE
MEDTRONIC INC    COMMON   585055106   578     9572    SOLE    SOLE
MERCK & CO INC   COMMON   589331107   779     8321    SOLE    SOLE
MINNESOTA MNG    COMMON	  604059105   473     3929    SOLE    SOLE
MONRO MUFFLER    COMMON	  610236101   371     41500   SOLE    SOLE
MONY GROUP INC   COMMON	  615337102   36091   730029  SOLE    SOLE
NASDAQ 100 TR    SER 1    631100104   1026    17584   SOLE    SOLE
OMNICOM GROUP    COMMON   681919106   235     2837    SOLE    SOLE
ORACLE CORP      COMMON	  68389X105   521     17921   SOLE    SOLE
PBOC HLDGS       COMMON	  69316G108   7695    807400  SOLE    SOLE
PENNACO ENERGY   COMMON	  708046107   21549   1098030 SOLE    SOLE
PEPSICO INC      COMMON   713448108   457     9216    SOLE    SOLE
PFIZER INC       COMMON	  717081103   836     18173   SOLE    SOLE
PHILLIPS PETE CO COMMON   718507106   791     13917   SOLE    SOLE
PICO HLDGS INC   COMMON	  693366205   2333    187600  SOLE    SOLE
PIONEER NAT RES  COMMON   723787107   13839   702900  SOLE    SOLE
PLAINS ALL AMER  COMMON   726503105   449     23500   SOLE    SOLE
PLAINS RES INC   COMMON   726540503   22066   1044533 SOLE    SOLE
PRICE COMMUN     COMMON	  741437305   6266    372698  SOLE    SOLE
PRIMA ENERGY     COMMON	  741901201   2375    67850   SOLE    SOLE
PROGRESS ENERGY  COMMON   743263105   324     6596    SOLE    SOLE
PSS WORLD MED    COMMON   69366A100   4051    810250  SOLE    SOLE
ROYAL DUTCH PETE COMMON	  780257804   267     4415    SOLE    SOLE
RURAL CELLULAR   CL A     781904107   6242    210715  SOLE    SOLE
SBC COMMUN       COMMON	  78387G103   260     5448    SOLE    SOLE
SCHNITZER STL    CL A     806882106   3554    273401  SOLE    SOLE
SCHULMAN A INC   COMMON   808194104   1058    92000   SOLE    SOLE
SCHWAB CHARLES   COMMON	  808513105   1324    46666   SOLE    SOLE
SEACOAST FINL    COMMON   81170Q106   4266    355500  SOLE    SOLE
SHERWIN WILLIAMS COMMON   824348106   209     7944    SOLE    SOLE
SPDR TR          UNIT SER 78462F103   5295    40362   SOLE    SOLE
STIFEL FINL      COMMON	  860630102   1643    144461  SOLE    SOLE
STRYKER CORP     COMMON   863667101   276     5458    SOLE    SOLE
SUN MICROSYSTMS  COMMON	  866810104   658     23616   SOLE    SOLE
SYSCO CORP       COMMON   871829107   235     7840    SOLE    SOLE
TBC CORP         COMMON	  872180104   325     71300   SOLE    SOLE
TELECORP PCS     CL A     879299105   1119    50000   SOLE    SOLE
TERADYNE INC     COMMON   880770102   241     6482    SOLE    SOLE
TIMKEN CO        COMMON	  887389104   9110    602309  SOLE    SOLE
TRIBUNE CO NEW   COMMON	  896047107   745     17640   SOLE    SOLE
UBIQUITEL INC    COMMON   903474302   2430    441800  SOLE    SOLE
UNITED TECH      COMMON   913017109   393     4996    SOLE    SOLE
UNITRIN INC      COMMON   913275103   528     13000   SOLE    SOLE
US UNWIRED INC   COMMON   90338R104   459     99170   SOLE    SOLE
USEC INC         COMMON   90333E108   8559    1984408 SOLE    SOLE
VRGINIA CAP BANC COMMON   927758102   3134    181700  SOLE    SOLE
VISTEON CORP     COMMON   92839U107   15073   1310687 SOLE    SOLE
WALGREEN CO      COMMON   931422109   526     12587   SOLE    SOLE
WELLMAN INC      COMMON   949702104   862     61000   SOLE    SOLE
WELLSFORD RL PTY COMMON	  950240101   5386    341980  SOLE    SOLE
WESTCORP INC     COMMON   957907108   652     43500   SOLE    SOLE
WILLIAMS COS INC COMMON   969457100   6232    156034  SOLE    SOLE
XCEL ENERGY INC  COMMON   98389B100   219     7526    SOLE    SOLE
XIRCOM INC       COMMON   983922105   936     60370   SOLE    SOLE
TOTAL                                522536  30796889